LEASES AS LESSEE (Details 2) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Operating leases expense	$ 213,488	$ 158,590
Short-term lease expense	23,328	21,329
Finance lease cost	38,495	161,212
Interest	20,667	13,623
Total	$ 295,978	$ 354,754